Note 16 - Investment Securities	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of investment securities [text block]
16.	INVESTMENT SECURITIES

	2019	2018

Debt held-to-maturity (i)	163.6	147.3
Non-current investments securities	163.6	147.3

Financial asset at fair value through profit or loss-held for trading	14.6	13.4
Current investments securities	14.6	13.4

Total	178.2	160.7

(i) The balance refers substantially to Bank Deposit Certificates (“CDBs”) linked to tax incentives and don’t have immediate convertibility into a known amount of cash.